Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Maximum Credit Risk Exposure	The carrying amount of the financial assets below represents the maximum credit risk exposure as at December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022
Cash and cash equivalents	$111,738	$177,702
Short-term investments	—	139,700
Accounts receivable	5,710	10,289
Derivatives	11,254	3,237
Note receivable	17,413	20,630
Deposits and other assets	8,472	3,985
	$154,587	$355,543

Maturity of Non-Derivative Financial Liabilities
The table below shows the Company's maturity of non-derivative financial liabilities on December 31, 2023:

Non-derivative financial liabilities	Carrying value	Contractual cash flows	Up to 12 months	1 - 2 years	3 - 5 years	More than 5 years
Loans and borrowings (including interest)	$426,233	$593,991	$37,743	$34,468	$82,781	$438,999
Accounts payable and accrued liabilities	120,704	120,704	120,704	—	—	—
Other non-current liabilities	8,524	23,436	—	10,166	12,640	630
Leases	19,603	19,579	10,929	5,521	3,019	110
Total	$575,064	$757,710	$169,376	$50,155	$98,440	$439,739

Disclosure of maturity analysis for derivative financial liabilities
The Company's outstanding derivative instruments as of December 31, 2023 are as follows:

Contract Description	Notional Amount	Denomination	Weighted average floor	Weighted average cap / forward price	Maturities
Foreign exchange collar (i)	$316.5 million	USD/BRL	4.99	5.36	January 2024 - December 2024
Foreign exchange forward (i)	$60.5 million	USD/BRL	N/A	5.15	January 2024 - December 2024
Copper collar (iii)	6,000 tonnes	$ / lb	$3.60	$4.03	January 2024 - June 2024